Note 5 - Vessels, Net (Details Textual) - USD ($)		12 Months Ended
	Sep. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net		$ 185,465,570	$ 203,528,116
Payments to Acquire Vessel		1,540,654	65,286,558	$ 37,786,324
Asset Impairment Charges		2,796,605	0	$ 0
Twelve Vessels [Member]
Property, Plant and Equipment, Net		185,500,000
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements			$ 130,000
Software for Mooring System Management [Member]
Vessel Improvements		1,300,000
M/V Yannis Pittas [Member]
Payments to Acquire Vessel	$ 21,144,816
M/V Christos K [Member]
Payments to Acquire Vessel	22,095,232
M/V Maria [Member]
Payments to Acquire Vessel	$ 22,103,421
M/V “Tasos” Vessels [Member]
Property, Plant and Equipment, Net		2,700,000
Inventory on M/V Tasos [Member]
Property, Plant and Equipment, Net		60,000.00
M/V Santa Cruz [Member]
Property, Plant and Equipment, Net		8,700,000
Asset Impairment Charges		$ 2,800,000